INCOME TAXES (Schedule of Uncertain Tax Positions) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Balance, beginning of year	$ 5.9	$ 2.2
Net changes during the year	(3.7)	3.7
Balance, end of year	$ 2.2	$ 5.9